Debt (Narrative) (Detail) (USD $)	3 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended
	Jun. 26, 2013	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 26, 2013 Five Year Notes [Member]	Jun. 26, 2013 Ten Year Notes [Member]	Jun. 26, 2013 5.75% Notes [Member]	Jun. 26, 2013 Revolver Borrowings [Member]	Jun. 27, 2012 Revolver Borrowings [Member]	Aug. 31, 2011 Revolver Borrowings [Member]	Jun. 26, 2013 Term Loan [Member]	Jun. 27, 2012 Term Loan [Member]	Aug. 31, 2011 Term Loan [Member]	Jun. 26, 2013 Revised Unsecured Senior Credit Facility [Member]	Jun. 26, 2013 Revised Unsecured Senior Credit Facility [Member] Maximum [Member]	Jun. 26, 2013 Revised Unsecured Senior Credit Facility [Member] Minimum [Member]
Debt [Line Items]
Debt instrument, face amount	$ 550,000,000.0	$ 550,000,000.0			$ 250,000,000.0	$ 300,000,000
Stated interest rate					2.60%	3.88%	5.75%
Net proceeds from issuance of long-term debt	549,500,000	549,528,000	70,000,000	0
Line of credit facility, maximum borrowing capacity										250,000,000			250,000,000
Credit facility borrowings during the year								110,000,000
Credit facility repayments during the year								150,000,000			25,000,000
Term loan											212,500,000	237,500,000
Revolving credit facility								0	40,000,000
Debt available under revolving credit facility								$ 250,000,000
Basis spread on variable rate															2.50%	1.63%
One-month LIBOR														0.20%